Guardian Dividend Growth Fund
Schedule of Investments
July 31, 2021 - (Unaudited)
COMMON STOCKS — 99.70% Shares Fair Value
Communications — 1.55%
TELUS Corp. 14,292 $ 317,340
Consumer Discretionary — 8.44%
Home Depot, Inc. (The) 1,502 492,941
LVMH Moet Hennessy Louis Vuitton SA - ADR 2,838 455,173
McDonald's Corp. 1,727 419,160
Yum China Holdings, Inc. 5,815 361,635
1,728,909
Consumer Staples — 8.84%
Costco Wholesale Corp. 1,581 679,387
Nestle S.A. - ADR 5,939 752,237
Unilever PLC - ADR 6,584 378,778
1,810,402
Energy — 8.52%
EOG Resources, Inc. 6,546 476,942
Royal Dutch Shell PLC, Class B - ADR 7,581 299,829
Schlumberger NV 14,775 425,963
Total S.E. - ADR 12,452 543,281
1,746,015
Financials — 9.02%
Allianz S.E. 1,800 448,399
AXA S.A. 13,700 355,582
ING Groep NV - ADR 35,281 451,597
Royal Bank of Canada 5,861 592,595
1,848,173
Health Care — 7.22%
AstraZeneca PLC - ADR 8,878 508,176
Johnson & Johnson 2,505 431,361
Medtronic PLC 2,360 309,892
Novo Nordisk A/S - ADR 2,486 230,204
1,479,633
Industrials — 11.01%
Exponent, Inc. 2,134 228,530
Illinois Tool Works, Inc. 1,319 298,978
Republic Services, Inc. 4,113 486,815
Rockwell Automation, Inc. 1,082 332,628
Schneider Electric SE - ADR 13,574 454,865
Waste Management, Inc. 3,061 453,824
2,255,640
Materials — 8.51%
Air Products & Chemicals, Inc. 2,476 720,590
BHP Group Ltd. - ADR 6,677 524,545
Rio Tinto PLC - ADR 5,770 498,009
1,743,144
Real Estate — 4.15%
Digital Realty Trust, Inc. 2,003 308,782
Medical Properties Trust, Inc. 25,763 541,796
850,578

Guardian Dividend Growth Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
COMMON STOCKS — 99.70% - continued Shares Fair Value
Technology — 32.44%
Accenture PLC, Class A 3,221 $ 1,023,246
Apple, Inc. 7,575 1,104,890
Booz Allen Hamilton Holding Corp. 4,072 349,418
Broadcom, Inc. 2,142 1,039,726
CDW Corp. 2,695 494,128
Lam Research Corp. 1,017 648,246
MasterCard, Inc., Class A 1,071 413,342
Microsoft Corp. 3,779 1,076,675
Wolters Kluwer NV - ADR 4,375 498,116
6,647,787
Total Common Stocks (Cost $15,088,637) 20,427,621
MONEY MARKET FUNDS - 0.22%
Morgan Stanley Institutional Liquidity Fund, Institutional Class, 0.01%
(a)
46,058 46,058
Total Money Market Funds (Cost $46,058) 46,058
Total Investments — 99.92% (Cost $15,134,695) 20,473,679
Other Assets in Excess of Liabilities — 0.08% 15,647
NET ASSETS — 100.00% $ 20,489,326
(a) Rate disclosed is the seven day effective yield as of July 31, 2021.
ADR - American Depositary Receipt.